Related party transactions and balances	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

11	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026, 2025 and 2024:

Name of related parties	Relationship with the Company
Manadr Medical Holdings Pte. Ltd. (dba. Healthlight Family Medicine Clinic)	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
Kim JL Healthcare Pte. Ltd. (dba. Punggol Ripples Family Clinic)	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
EC Family Clinic Pte. Ltd.	50% owned by Dr. Rachel Teoh Pui Pui
Manadr Malaysia Sdn. Bhd.	76% owned by Dr. Siaw Tung Yeng
Rachel Teoh Pui Pui	Director
Siaw Tung Yeng	Director

The Company provided services to Manadr Medical Holdings Pte. Ltd. amounting to $465,377, $470,025 and $381,354 for the year ended June 30, 2026, 2025 and 2024, respectively. At the same time, the Company received goods and services from Manadr Medical Holdings Pte. Ltd. amounting to $318,723, $405,494 and $90,415 for the year ended June 30, 2026, 2025 and 2024, respectively. The receivables balance due from Manadr Medical Holdings Pte. Ltd. were $146,250, $147,312 as of June 30, 2026 and 2025 respectively. The payable balance due to Manadr Medical Holdings Pte. Ltd. Were $60,125 and $63,004 as of June 30, 2026 and 2025, respectively. The credit term is 30 days.

The Company provided services to Kim JL Healthcare Pte. Ltd. amounting to $4,785, $16,290 and $37,058 for the year ended June 30, 2026, 2025 and 2024 respectively. At the same time, the Company received goods and services from Kim JL Healthcare Pte. Ltd. amounting to $18,591, $2,166 and $77 for the year ended June 30, 2026, 2025 and 2024, respectively. The receivables balance due from Kim JL Healthcare Pte. Ltd. were $4,095 and $10,319 as of June 30, 2026 and 2025 respectively. The payable balance due to Kim JL Healthcare Pte. Ltd. were $5,268 and $877 as of June 30, 2026 and 2025 respectively. The credit term is 30 days.

The Company provided services to EC Family Clinic Pte. Ltd. amounting to $6,223, $5,930 and $5,132 for the year ended June 30, 2026, 2025 and 2024, respectively. At the same time, the Company received goods and services from EC Family Clinic Pte. Ltd amounting to$467, $477 and $278 for the year ended June 30, 2026, 2025 and 2024, respectively. The receivables balance due from EC Family Clinic Pte. Ltd. were $2,530 and $1,793 as of June 30, 2026 and 2025 respectively. The payable balance due to EC Family Clinic Pte. Ltd. were $215 and $221 as of June 30, 2026 and 2025 respectively. The credit term is 30 days.

The Company received goods and services from Rachel Teoh Pui Pui amounting to $3,103, $8,354 and $1,431 for the year ended June 30, 2026, 2025 and 2024, respectively. The payable balance to Rachel Teoh Pui Pui were nil and $798 as of June 30, 2026 and 2025 respectively. Such balance is interest free, unsecured, and due on demand.

The Company received goods and services from Siaw Tung Yeng amounting to $46,651, $46,750, and $34,333 for the year ended June 30, 2026, 2025 and 2024 respectively. The payable balance to Siaw Tung Yeng were $7,721 and $140,862 as of June 30, 2026 and 2025 respectively. Such balance is interest free, unsecured, and due on demand. As of the date the financial statements were available to be issued, the Company did not make any payment.

During the year ended June 30, 2026, the Company recognized an expected credit losses (“ECL”) allowance of US$144,767 in respect of outstanding related-party balances, reflecting management’s assessment of credit risk and forward-looking economic conditions.